Balance sheet information - Components of accounts receivable (Details) - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable	$ 105,048	$ 92,273
Less: Allowance for credit losses	(3,019)	(3,990)
Accounts receivable, net	$ 102,029	88,283
Bio Ventus LLC
Accounts receivable		92,273	$ 89,274
Less: Allowance for credit losses		(3,990)	(4,146)
Accounts receivable, net		$ 88,283	$ 85,128